Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment.
Property, Plant and Equipment

7. Property, Plant and Equipment

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2023
Cost	22,863	4,912	1,339	29,114
Accumulated depreciation	(8,069)	(3,473)	(1,332)	(12,874)
Carrying amount	14,794	1,439	7	16,240

Additions	30	1,278	63	1,371
Depreciation	(1,951)	(546)	(16)	(2,513)
Effect of lease modification (Note 25)	1,859	—	—	1,859
Transfer	23	(30)	7	—
Disposals - cost	—	(252)	—	(252)
Accumulated depreciation on disposals	—	192	—	192
Movement for the period	(39)	642	54	657

Balance at December 31, 2023
Cost	24,775	5,908	1,409	32,092
Accumulated depreciation	(10,020)	(3,827)	(1,348)	(15,195)
Carrying amount	14,755	2,081	61	16,897

Balance at January 1, 2024
Cost	24,775	5,908	1,409	32,092
Accumulated depreciation	(10,020)	(3,827)	(1,348)	(15,195)
Carrying amount	14,755	2,081	61	16,897

Additions	244	916	43	1,203
Depreciation	(2,027)	(710)	(24)	(2,761)
Effect of lease modification (Note 25)	(1,226)	—	—	(1,226)
Transfer	—	—	—	—
Disposals - cost	—	—	—	—
Accumulated depreciation on disposals	—	—	—	—
Movement for the period	(3,009)	206	19	(2,784)

Balance at December 31, 2024
Cost	23,793	6,824	1,452	32,069
Accumulated depreciation	(12,047)	(4,537)	(1,372)	(17,956)
Carrying amount	11,746	2,287	80	14,113

The depreciation charge for 2024 is included in research and development costs for an amount of € 2,331,000 (2023: € 1,994,000) and in general and administrative costs for an amount of € 430,000 (2023: € 519,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of the Company’s Leiden office and laboratory space, with a carrying amount of € 11,433,000 at December 31, 2024 (2023: € 14,524,000).